Capital Structure, Common Stock - NASDAQ Notification - Effect of Reverse Stock Split (Details)	Jun. 25, 2020	Oct. 17, 2019	Mar. 20, 2019 shares	Feb. 26, 2019
Common Stock [Abstract]
Reverse stock split ratio	0.0625			0.067
Number of shares cancelled in order not to issue fractional shares (in shares)			961
Minimum [Member]
Common Stock [Abstract]
Reverse stock split ratio		0.5
Maximum [Member]
Common Stock [Abstract]
Reverse stock split ratio		0.05